One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

May 5, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

1933 Act/Rule 497(j)

File Nos. 333-08045 and 811-07705

Post-Effective Amendment No. 37

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 27, 2020, and effective on April 28, 2020.

Very truly yours,

/s/ Kevin Carr

Kevin Carr

Vice President and Senior Counsel

cc:	Ralph Summa